Related parties (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Schedule of related party and relationship

Name of related party	Relationship with the Company
Xiaofeng Gao	Former chairman of the Board of Directors and Co-Chief Executive Officer, and 15.52% beneficial owner of the Company*
Bin Fu	Chairman of the Board of Directors and Chief Executive Officer of the Company*
Peng Wang	Director of the Company
Xuejun Ji	16.02% beneficial owner of the Company
Hunan Medical Star Technology Co., Ltd. ( Medical Star)	Joint venture
Wuxi Kingway Technology Co., Ltd. (“Wuxi Kingway”)**	Entity controlled by Xiaofeng Gao
Columbus Digital Technology (Shenzhen) Co., Ltd.	Entity controlled by Xuejun Ji

*	On September 6, 2024, Mr. Xiaofeng Gao resigned as the chairman of the Board of Directors and Co-Chief Executive Officer of the Company and Mr. Bin Fu has become the sole Chief Executive Officer of the Company.

**	Wuxi Kingway was a subsidiary of the Company before March 17, 2025 and deconsolidated from the Group upon the termination of the VIE Agreements on March 17, 2025. Since Wuxi Kingway is an entity controlled by Xiaofeng Gao, who is a major beneficiary owner of the Company, Wuxi Kingway becomes a related party to the Group thereafter.

Schedule of related party balance with the related party

	As of March 31,
	2026	2025
Amounts due to related parties
Amounts due to Xiaofeng Gao (1)	$29,254	$23,007
Amounts due to Xuejun Ji (1)	—	11,145
Amounts due to Bin Fu (1)	—	39,007
Amounts due to Columbus Digital Technology (Shenzhen) Co., Ltd.(2)	79,759	—
Total	109,013	73,159

(1)	The amounts result from the arrangements with related parties for temporary advances for operating purpose. These transactions are unsecured, interest free without fixed maturity date and being due on demand.

(2)	The amount due to Columbus Digital Technology (Shenzhen) Co., Ltd. represents accrued rental payables arising from an operating lease arrangement for office premises. The lease term covered the period from April 1, 2024 to March 31, 2026. As of March 31, 2026 , the outstanding balance of $79,759 comprises unpaid rent for the lease period.

	As of March 31,
	2026	2025
Promissory note to related parties
Amounts due to Xuejun Ji	400,000	400,000
Amounts due to Bin Fu	200,000	200,000
Amounts due to Peng Wang	400,000	-
Total	1,000,000	600,000

Amounts owed to Xuejun Ji, Bin Fu and Peng Wang arise from promissory notes issued by the Company, which bear interest at 6% per annum.

	As of March 31,
	2026	2025
Amounts due from a related party
Amounts due from Wuxi Kingway(1)	$—	$660,539

(1)	As of March 31, 2026, the Group recorded a provision for expected credit losses on receivables due from Wuxi Kingway, which is collateralized by the pledge of shares owned by Mr. Gao, amounting to $660,539, of which $93,686 included in current portion and $566,853 included in non-current portion. Management concluded that such outstanding balances are not recoverable due to the prolonged business downturn and liquidity constraints experienced by Wuxi Kingway.

Schedule of related party transactions with related party

	For the years ended March 31,
	2026	2025	2024
Advance from Xiaofeng Gao	12,478	20,908	—
Bond received from Xuejun Ji	—	400,000	—
Bond received from Bin Fu	—	200,000	—
Bond received from Peng Wang	400,000	—	—
Sales to Medical Star	—	—	17,235